OTHER FINANCIAL INFORMATION (Details 2) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Prepaid expenses and deposits	$ 7,650	$ 5,748	$ 5,077
Prepaid Expenses and Other Current Assets [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Prepaid expenses and deposits		4,500	4,298
Foreign tax refunds receivable		483	238
Prepaid loan agent and service fees		218	0
Other		547	541
Total		$ 5,748	$ 5,077